Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
U.S. Federal income tax benefit at federal statutory rate	34.00%	34.00%	34.00%	34.00%	34.00%	34.00%
Net deferred tax assets					$ 50,000	$ 45,000
Federal net operating loss carryforwards					125,700
State net operating loss carryforwards					7,600
Research and development tax credit carryforwards					2,196	2,279
Unrecognized tax benefits					0	0
Unrecognized tax benefits, interest and penalties					$ 0	$ 0